Retirement Plans and Other Retiree Benefits - Fair Values of Pension Plan Assets by Asset Category (Parenthetical) (Detail)	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Expected investment of net assets in investment-grade, U.S. dollar-denominated debt instruments		100.00%	100.00%
Pre-notification period	95 days	95 days
Lockup period on expired purchases		2 years
Short Duration Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected investment of net assets in investment-grade, U.S. dollar-denominated debt instruments		80.00%
Short Duration Bonds [Member] | Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Securities or fund's average portfolio maturity period		2 years
Short Duration Bonds [Member] | Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Securities or fund's average portfolio maturity period		0 years
Limited Duration Bond Fund [Member] | Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Securities or fund's average portfolio maturity period		3 years